CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2021
Critical Accounting Estimates And Assumptions [Abstract]
Critical Accounting Estimates And Assumptions
5.      CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of the consolidated financial statements requires management to make certain judgments and use assumptions and estimates based on experience and other factors considered relevant, which affect the values of assets and liabilities, and which may present results that differ from actual results.

The areas that require a higher level of judgment and have greater complexity, as well as the areas in which assumptions and estimates are significant for the financial statements, are disclosed below.

5.1   Income tax, social contribution, and other taxes

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies and other sources of income.

The Company has R$12,324,912 of reportable unrecognized tax losses as of December 31, 2021 (R$ 13,369,187 on December 31, 2020). These losses relate to subsidiaries that have a history of losses, do not expire, and may not be used to offset taxable income in other subsidiaries. The subsidiaries neither have any taxable temporary difference nor any tax planning opportunities available that could partly support the recognition of these losses as deferred tax assets. Based on this, the Company determined that it cannot recognize deferred tax assets on these tax losses carried forward.

5.2   Provision for tax, civil and labor risks

The Company is party to several legal and administrative procedures as described in note 23. Provisions are recorded for process related to tax, civil and labor risks related to lawsuits that represent probable, except for those related to business combinations, and are estimated with a certain degree of certainty. The assessment of the likelihood of loss includes the assessment of the available evidence, the hierarchy of laws, the available jurisprudence, the most recent court decisions, and their relevance in the legal system, as well as the assessment of legal advisors.

5.3   Post-employment health care plan

The cost of the post-employment health care plan is determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These are based on a series of financial and demographic assumptions, such as the discount rate, medical inflation, and percentage of adhesion to the plan, which are disclosed in note 24. Due to the complexities involved in the valuation and its long-term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.

5.4  Share purchase option plan, restricted share plan, strategy-acceleration program and performance share program

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about it.

The share purchase option plan, restricted share plan, strategy-acceleration program and performance share program are measured at fair value at the grant date and the expense is recognized in profit or loss during the vesting period and in “Additional paid-in capital” in shareholders’ equity. At the balance sheet dates, Management reviews the estimates as to the number of purchase options/restricted shares and, where applicable, recognizes the effect arising from this review in profit or loss for period against shareholders’ equity. The assumptions and models used to estimate the fair value of the purchase option plan, restricted share plan and strategy-acceleration program are disclosed in note 29.1.

5.5  Impairment of non-financial assets

An impairment loss exists when the carrying amount of an asset or CGU exceeds its recoverable amount, which is the higher of fair value less cost of disposal and value in use. Fair value less costs of disposal is calculated based on information available about similar assets sold or market prices less additional costs to dispose of the asset.

Value in use is calculated based on the discounted cash flow model. Cash flows derive from a budget prepared for the following three to five years, according to the operating segment, and their projections consider the market’s expectations for operations, estimated investments and working capital, as well as other economic factors that are specific to the Company and the nature of its risks and operations. The value in use is sensitive to the discount rate used under the discounted cash flow method, as well as the growth rate and perpetuity used for extrapolation purposes.

5.6   Allowance for trade receivables expected losses

The allowance for expected losses on trade receivables from customers is estimated based on the loss risk in an aging list model. The characteristics of the Company’s trade accounts receivable are (i) immaterial financial component; (ii) non-complex receivables portfolio; and (iii) low credit risk.

For trade accounts receivable, the Company applies the simplified approach in calculating expected credit losses (“ECL”) based on expected credit losses at each reporting date. The allowance determined based on (i) each of the subsidiaries credit losses historical experience, observed in each group of the trade accounts receivable aging list, and (ii) adjustments for specific forward-looking factors for defaulters and the economic environment. An estimated range is used based on the weighted average of the losses for the last 12 months. The calculation also considers the length of time of the relationship of the independent beauty consultant and a division between renegotiated and non-renegotiated overdue trade accounts receivable.

5.7  Provision for inventory losses

The allowance for losses on inventories is estimated using a methodology to contemplate discontinued products, materials with slow turnover, materials with an expired expiration date or close to the expiration date, and materials outside the quality parameters.

5.8  Leases - Incremental borrowing rate

The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the interest rate that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company “would have to pay”, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency).

The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.

5.9  Measurement at fair value of financial instruments

When the fair value of financial assets and liabilities recorded in the balance sheet cannot be measured based on prices quoted in active markets, the fair value is measured based on valuation techniques, including the discounted cash flow model. The inputs considered in these models are obtained from observable markets, when possible. In situations where these inputs cannot be obtained from observable markets, a degree of judgment is necessary to establish the respective fair values. Associated judgments include assessment of liquidity risk, credit risk and volatility. Changes in the assumptions related to these factors could affect the fair value of financial instruments.